Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 3,330	$ 4,410
Deferred tax liabilities, current	52	286
Deferred tax liabilities, noncurrent	3,278	4,124
Deferred tax liabilities	3,330	4,410
Deferred tax assets (liabilities), net
Operating Losses Carried Forward Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, current
Deferred tax assets, noncurrent	691	764
Intangible Asset Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, noncurrent	2,639	3,646
Deferred Revenues Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, current		38
Deferred tax liabilities, noncurrent	3,047	4,074
Restricted Cash Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, current	52	153
Payable And Accrued Liabilities Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, current		95
Property, Plant And Equipment Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, noncurrent	184	3
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, noncurrent	$ 47	$ 47